CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash	$ 3,799,281	$ 6,266,296	$ 2,441,842
Accounts receivable, net	215,060	109,007	1,462,463
Accounts receivable, net - related parties	1,760,625	294,434
Contract assets	700,458	635,774	641,947
Inventory	520,122	605,356	1,526,165
Prepaid expenses and other current assets	468,252	176,338	184,478
Note receivable, net
Total Current Assets	7,463,798	8,087,205	6,256,895
Inventory - non current	196,315	196,315
Property and equipment, net	3,300,754	2,771,779	726,507
Operating lease right of use asset - Office Lease	3,937,256	4,028,397	4,373,155
Financing lease right of use asset - Edge Data Centers	1,943,547	2,019,180
Security deposit	500,000	500,000	550,000
OTHER ASSETS:
Equity Method Investment - Sawgrass APR Holdings LLC	7,233,000	7,233,000
Intangible Asset, net	9,043,996	9,592,118
Note Receivable, net			153,750
Patents and trademarks, net	133,714	127,300	129,140
Software development costs, net	334,960	403,383	652,838
Total Other Assets	16,745,670	17,355,801	935,728
TOTAL ASSETS	34,087,340	34,958,677	12,842,285
CURRENT LIABILITIES:
Accounts payable	698,518	969,822	595,634
Notes payable - financing agreements	129,914	17,072	41,976
Accrued expenses	451,130	373,251	164,113
Operating lease obligation - Office Lease -current portion	803,536	798,556	779,087
Financing lease obligation - Edge Data Centers - current portion	487,695	367,451
Notes payable, net of discount - related parties	1,027,707	1,758,396
Contract liabilities, current	3,001,352	3,188,518
Contract liabilities, current – related parties	7,366,500	8,616,500
Contract liabilities, current	10,367,852	11,805,018	1,666,243
Total Current Liabilities	13,966,352	16,089,566	3,247,053
Contract liabilities, less current portion	6,851,513	7,399,634
Contract liabilities, less current portion – related parties	2,712,375	3,616,500
Contract liabilities, less current portion	9,563,888	11,016,134
Operating lease obligation - Office Lease, less current portion	3,767,106	3,867,042	4,228,718
Financing lease obligation - Edge Data Centers, less current portion	1,638,040	1,724,604
Total Liabilities	28,935,386	32,697,346	7,475,771
STOCKHOLDERS' EQUITY:
Common stock: $0.001 par value; 500,000,000 shares authorized,11,655,229 and 8,922,576 shares issued, 11,653,905 and 8,921,252 shares outstanding at March 31, 2025 and December 31, 2024, respectively	11,654	8,921	7,306
Additional paid-in-capital	81,745,409	76,777,856	69,120,199
Accumulated deficit	(76,447,672)	(74,368,009)	(63,603,552)
Sub-total	5,309,406	2,418,783	5,523,966
Less: Treasury stock (1,324 shares of common stock at March 31, 2025 and December 31, 2024)	(157,452)	(157,452)	(157,452)
Total Stockholders' Equity	5,151,954	2,261,331	5,366,514
Total Liabilities and Stockholders' Equity	34,087,340	34,958,677	12,842,285
Convertible Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value
Convertible Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value
Convertible Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value
Convertible Series D Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value	1	1	1
Convertible Series E Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value	14	14	12
Convertible Series F Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value